Shareholders' Equity - Summary of Movements in the Number of Treasury Common Shares (Detail) - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of treasury shares [line items]
At January 1	€ 181	€ 281
At December 31	€ 273	€ 181	€ 281
Aegon N. V. and subsidiaries [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	52,686	65,540	61,418
At December 31	70,958	52,686	65,540
At January 1	€ 171	€ 269	€ 326
At December 31	€ 262	€ 171	€ 269
Aegon N. V. and subsidiaries [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	12,884	25,310	13,856
At December 31	30,589	12,884	25,310
At January 1	€ 1	€ 3	€ 2
At December 31	€ 3	1	€ 3
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price EUR 5.10 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(3,657)
Sale: transactions, price average, Amount			€ (19)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.25 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(32,874)
Sale: transactions, price average, Amount			€ (173)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction, average price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			32,874
Purchase: transactions, average price, Amount			€ 149
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 5.16 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(35,370)
Sale: transactions, price average, Amount			€ (183)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Cancellation: transation, price average, Amount		€ (43)
Cancellation: transation, price average, Number of shares		(9,491)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction, price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Cancellation: transation, price average, Amount		€ (2)
Cancellation: transation, price average, Number of shares		(13,227)
Aegon N. V. and subsidiaries [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	22,643
Purchase: transactions, average price, Amount	€ 2
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.12 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares			(1,774)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(2,154)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 0.08 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		2,956
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,445)
Sale: transactions, price average, Amount		€ (20)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 4.13 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(22,947)
Sale: transactions, price average, Amount		€ (95)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,029
Purchase: transactions, average price, Amount		€ 59
Aegon N. V. and subsidiaries [member] | Sale: transactions, average price 3.90 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,139)
Purchase: transactions, average price, Amount	€ (16)
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,466)		43,150
Purchase: transactions, average price, Amount	€ (10)
Sale: transactions, price average, Amount			€ 168
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(15,274)
Purchase: transactions, average price, Amount	€ (59)
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	35,933
Purchase: transactions, average price, Amount	€ 133
Aegon N. V. and subsidiaries [member] | Purchase: 1 transaction average price 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	21,532
Purchase: transactions, average price, Amount	€ 96
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,983)		13,227
Purchase: transactions, average price, Amount			€ 1
Aegon N. V. and subsidiaries [member] | Shares withdrawn: 1 transaction average price 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,956)
Aegon N. V. and subsidiaries [member] | Sale: 1 transaction, average price 3.02 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(17,314)
Purchase: transactions, average price, Amount	€ (52)
Aegon N.V [member]
Disclosure of treasury shares [line items]
At January 1	66,632
At December 31	102,369	66,632
At January 1	€ 181
At December 31	€ 273	€ 181
Aegon N.V [member] | Common Share [member]
Disclosure of treasury shares [line items]
At January 1	52,686	65,540
At December 31	70,958	52,686	65,540
At January 1	€ 171	€ 269
At December 31	€ 262	€ 171	€ 269
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
At January 1	12,884	25,310
At December 31	30,589	12,884	25,310
At January 1	€ 1	€ 3
At December 31	€ 3	€ 1	€ 3
Aegon N.V [member] | Shares withdrawn: 1 transaction, price EUR 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(9,491)
Sale: transactions, price average, Amount		€ (43)
Aegon N.V [member] | Shares withdrawn: 1 transaction, price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Shares withdrawn: 1 transaction, price EUR 4.60		(13,227)
Cancellation: transation, price average, Amount		€ (2)
Aegon N.V [member] | Purchase transactions average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	22,643
Purchase: transactions, average price, Amount	€ 2
Aegon N.V [member] | Sale: 1 transaction, average price EUR 0.13 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(2,154)
Aegon N.V [member] | Purchase: 1 transaction average price 0.08 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		2,956
Aegon N.V [member] | Sale: transactions, average price 4.52 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(4,445)
Sale: transactions, price average, Amount		€ (20)
Aegon N.V [member] | Sale: 1 transaction, average price 4.13 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		(22,947)
Sale: transactions, price average, Amount		€ (95)
Aegon N.V [member] | Purchase: 1 transaction average price 2.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares		24,029
Purchase: transactions, average price, Amount		€ 59
Aegon N.V [member] | Sale: transactions, average price 3.90 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(4,139)
Sale: transactions, price average, Amount	€ (16)
Aegon N.V [member] | Shares withdrawn: 1 transaction average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,466)
Sale: transactions, price average, Amount	€ (10)
Aegon N.V [member] | Sale: 1 transaction, average price 3.89 | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(15,274)
Sale: transactions, price average, Amount	€ (59)
Aegon N.V [member] | Purchase: 1 transaction average price 3.70 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	35,933
Purchase: transactions, average price, Amount	€ 133
Aegon N.V [member] | Purchase: 1 transaction average price 4.46 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	21,532
Purchase: transactions, average price, Amount	€ 96
Aegon N.V [member] | Sale: 1 transaction, average price 0.10 [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(1,983)
Aegon N.V [member] | Shares withdrawn: 1 transaction average price 0.10 | Common shares B [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(2,956)
Aegon N.V [member] | Sale: 1 transaction, average price 3.02 [member] | Common Share [member]
Disclosure of treasury shares [line items]
Purchase/ sale: transactions, average price, Number of shares	(17,314)
Sale: transactions, price average, Amount	€ (52)